Fees and Expenses	Feb. 28, 2025 USD ($)
FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 52 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%		2.25%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND		Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees		0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.10%	0.10%	0.10%	0.05%	0.10%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	0.82%	0.67%	1.22%	0.52%	0.57%
Fee Waiver or Reimbursement	[2]	(0.10%)	(0.10%)	(0.10%)	(0.11%)	(0.10%)
Net Expenses (as a percentage of Assets)		0.72%	0.57%	1.12%	0.41%	0.47%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2026	June 30, 2026	June 30, 2026	June 30, 2026	June 30, 2026
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.46% for each share class except Class R6 and 0.40% for Class R6. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.02%. These contractual arrangements are expected to continue until June 30, 2026. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 297	$ 282	$ 214	$ 42	$ 48
Expense Example, with Redemption, 3 Years	471	425	377	156	173
Expense Example, with Redemption, 5 Years	660	580	660	280	308
Expense Example, with Redemption, 10 Years	$ 1,207	$ 1,031	$ 1,356	$ 642	$ 703

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN FEDERAL INTERMEDIATE-TERM TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 114
Expense Example, No Redemption, 3 Years	377
Expense Example, No Redemption, 5 Years	660
Expense Example, No Redemption, 10 Years	$ 1,356

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.10% of the average value of its portfolio.

Portfolio Turnover, Rate	18.10%
FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 52 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND	Class A		CLASS A1		Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	2.25%		2.25%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND		Class A	CLASS A1	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees		0.25%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.11%	0.11%	0.06%	0.11%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)	[1]	0.85%	0.75%	0.55%	0.60%
Fee Waiver or Reimbursement	[2]	(0.19%)	(0.19%)	(0.17%)	(0.19%)
Net Expenses (as a percentage of Assets)		0.66%	0.56%	0.38%	0.41%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2026	June 30, 2026	June 30, 2026	June 30, 2026
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.40% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2026. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 291	$ 281	$ 39	$ 42
Expense Example, with Redemption, 3 Years	471	441	159	173
Expense Example, with Redemption, 5 Years	667	615	290	316
Expense Example, with Redemption, 10 Years	$ 1,233	$ 1,117	$ 672	$ 733

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.89% of the average value of its portfolio.

Portfolio Turnover, Rate	20.89%
FRANKLIN HIGH YIELD TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 52 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN HIGH YIELD TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN HIGH YIELD TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.09%	0.09%	0.08%	0.05%	0.09%
Expenses (as a percentage of Assets)	0.79%	0.64%	1.18%	0.50%	0.54%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN HIGH YIELD TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 453	$ 438	$ 220	$ 51	$ 55
Expense Example, with Redemption, 3 Years	618	573	375	160	173
Expense Example, with Redemption, 5 Years	798	720	650	279	302
Expense Example, with Redemption, 10 Years	$ 1,317	$ 1,145	$ 1,324	$ 629	$ 678

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN HIGH YIELD TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 120
Expense Example, No Redemption, 3 Years	375
Expense Example, No Redemption, 5 Years	650
Expense Example, No Redemption, 10 Years	$ 1,324

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.31% of the average value of its portfolio.

Portfolio Turnover, Rate	14.31%
FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 52 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND		Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees		0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.15%	0.15%	0.14%	0.10%	0.15%
Expenses (as a percentage of Assets)		0.93%	0.78%	1.32%	0.63%	0.68%
Fee Waiver or Reimbursement	[1]	(0.03%)	(0.03%)	(0.02%)	(0.01%)	(0.03%)
Net Expenses (as a percentage of Assets)		0.90%	0.75%	1.30%	0.62%	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2026	June 30, 2026	June 30, 2026	June 30, 2026	June 30, 2026
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2026. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 463	$ 449	$ 232	$ 63	$ 66
Expense Example, with Redemption, 3 Years	657	612	416	200	214
Expense Example, with Redemption, 5 Years	867	789	721	349	375
Expense Example, with Redemption, 10 Years	$ 1,473	$ 1,301	$ 1,481	$ 785	$ 843

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MASSACHUSETTS TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	416
Expense Example, No Redemption, 5 Years	721
Expense Example, No Redemption, 10 Years	$ 1,481

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.42% of the average value of its portfolio.

Portfolio Turnover, Rate	25.42%
FRANKLIN NEW JERSEY TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 94 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 52 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN NEW JERSEY TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN NEW JERSEY TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.10%	0.10%	0.09%	0.06%	0.10%
Expenses (as a percentage of Assets)	0.83%	0.68%	1.22%	0.54%	0.58%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN NEW JERSEY TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 457	$ 442	$ 224	$ 55	$ 59
Expense Example, with Redemption, 3 Years	630	585	387	173	186
Expense Example, with Redemption, 5 Years	818	740	670	302	323
Expense Example, with Redemption, 10 Years	$ 1,362	$ 1,191	$ 1,369	$ 678	$ 725

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN NEW JERSEY TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 124
Expense Example, No Redemption, 3 Years	387
Expense Example, No Redemption, 5 Years	670
Expense Example, No Redemption, 10 Years	$ 1,369

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.53% of the average value of its portfolio.

Portfolio Turnover, Rate	13.53%
FRANKLIN ALABAMA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 118 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 54 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN ALABAMA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN ALABAMA TAX-FREE INCOME FUND		Class A	CLASS A1	CLASS C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.56%	0.56%	0.56%	0.56%	0.56%
Distribution and Service (12b-1) Fees		0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	0.14%	0.12%	0.12%	0.14%
Expenses (as a percentage of Assets)		0.95%	0.80%	1.33%	0.68%	0.70%
Fee Waiver or Reimbursement	[1]	(0.05%)	(0.05%)	(0.03%)	(0.06%)	(0.05%)
Net Expenses (as a percentage of Assets)		0.90%	0.75%	1.30%	0.62%	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2026	June 30, 2026	June 30, 2026	June 30, 2026	June 30, 2026
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2026. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN ALABAMA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 463	$ 449	$ 232	$ 63	$ 66
Expense Example, with Redemption, 3 Years	661	616	418	212	219
Expense Example, with Redemption, 5 Years	875	798	725	373	385
Expense Example, with Redemption, 10 Years	$ 1,491	$ 1,324	$ 1,493	$ 841	$ 865

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN ALABAMA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	418
Expense Example, No Redemption, 5 Years	725
Expense Example, No Redemption, 10 Years	$ 1,493

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.27% of the average value of its portfolio.

Portfolio Turnover, Rate	14.27%
FRANKLIN GEORGIA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 118 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 54 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN GEORGIA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN GEORGIA TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.12%	0.12%	0.11%	0.08%	0.12%
Expenses (as a percentage of Assets)	0.90%	0.75%	1.29%	0.61%	0.65%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN GEORGIA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 463	$ 449	$ 231	$ 62	$ 66
Expense Example, with Redemption, 3 Years	651	606	408	195	207
Expense Example, with Redemption, 5 Years	855	777	707	340	361
Expense Example, with Redemption, 10 Years	$ 1,442	$ 1,272	$ 1,449	$ 762	$ 808

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN GEORGIA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 131
Expense Example, No Redemption, 3 Years	408
Expense Example, No Redemption, 5 Years	707
Expense Example, No Redemption, 10 Years	$ 1,449

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.81% of the average value of its portfolio.

Portfolio Turnover, Rate	14.81%
FRANKLIN LOUISIANA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 118 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 54 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN LOUISIANA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN LOUISIANA TAX-FREE INCOME FUND		Class A	CLASS A1	CLASS C	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.54%	0.54%	0.54%	0.54%	0.54%
Distribution and Service (12b-1) Fees		0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	0.14%	0.13%	0.09%	0.14%
Expenses (as a percentage of Assets)		0.93%	0.78%	1.32%	0.63%	0.68%
Fee Waiver or Reimbursement	[1]	(0.03%)	(0.03%)	(0.02%)	(0.01%)	(0.03%)
Net Expenses (as a percentage of Assets)		0.90%	0.75%	1.30%	0.62%	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2026	June 30, 2026	June 30, 2026	June 30, 2026	June 30, 2026
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2026. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN LOUISIANA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 463	$ 449	$ 232	$ 63	$ 66
Expense Example, with Redemption, 3 Years	657	612	416	200	214
Expense Example, with Redemption, 5 Years	867	789	721	349	375
Expense Example, with Redemption, 10 Years	$ 1,473	$ 1,301	$ 1,481	$ 785	$ 843

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN LOUISIANA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	416
Expense Example, No Redemption, 5 Years	721
Expense Example, No Redemption, 10 Years	$ 1,481

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.30% of the average value of its portfolio.

Portfolio Turnover, Rate	17.30%
FRANKLIN MARYLAND TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 118 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 54 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MARYLAND TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MARYLAND TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.53%	0.53%	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.12%	0.12%	0.11%	0.08%	0.12%
Expenses (as a percentage of Assets)	0.90%	0.75%	1.29%	0.61%	0.65%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MARYLAND TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 463	$ 449	$ 231	$ 62	$ 66
Expense Example, with Redemption, 3 Years	651	606	408	195	207
Expense Example, with Redemption, 5 Years	855	777	707	340	361
Expense Example, with Redemption, 10 Years	$ 1,442	$ 1,272	$ 1,449	$ 762	$ 808

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MARYLAND TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 131
Expense Example, No Redemption, 3 Years	408
Expense Example, No Redemption, 5 Years	707
Expense Example, No Redemption, 10 Years	$ 1,449

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8.30% of the average value of its portfolio.

Portfolio Turnover, Rate	8.30%
FRANKLIN MISSOURI TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 118 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 54 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MISSOURI TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MISSOURI TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.08%	0.08%	0.08%	0.06%	0.08%
Expenses (as a percentage of Assets)	0.82%	0.67%	1.22%	0.55%	0.57%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MISSOURI TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 456	$ 441	$ 224	$ 56	$ 58
Expense Example, with Redemption, 3 Years	627	582	387	176	183
Expense Example, with Redemption, 5 Years	813	735	670	307	318
Expense Example, with Redemption, 10 Years	$ 1,350	$ 1,178	$ 1,366	$ 689	$ 713

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MISSOURI TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 124
Expense Example, No Redemption, 3 Years	387
Expense Example, No Redemption, 5 Years	670
Expense Example, No Redemption, 10 Years	$ 1,366

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.70% of the average value of its portfolio.

Portfolio Turnover, Rate	7.70%
FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 118 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 54 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.11%	0.11%	0.10%	0.07%	0.11%
Expenses (as a percentage of Assets)	0.85%	0.70%	1.24%	0.56%	0.60%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 459	$ 444	$ 226	$ 57	$ 61
Expense Example, with Redemption, 3 Years	637	591	393	179	192
Expense Example, with Redemption, 5 Years	829	750	680	312	335
Expense Example, with Redemption, 10 Years	$ 1,385	$ 1,213	$ 1,392	$ 701	$ 750

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN NORTH CAROLINA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 126
Expense Example, No Redemption, 3 Years	393
Expense Example, No Redemption, 5 Years	680
Expense Example, No Redemption, 10 Years	$ 1,392

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.28% of the average value of its portfolio.

Portfolio Turnover, Rate	10.28%
FRANKLIN VIRGINIA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 118 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 54 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN VIRGINIA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN VIRGINIA TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.51%	0.51%	0.51%	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.12%	0.12%	0.10%	0.07%	0.12%
Expenses (as a percentage of Assets)	0.88%	0.73%	1.26%	0.58%	0.63%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN VIRGINIA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 461	$ 447	$ 228	$ 59	$ 64
Expense Example, with Redemption, 3 Years	645	600	399	186	201
Expense Example, with Redemption, 5 Years	845	766	691	323	350
Expense Example, with Redemption, 10 Years	$ 1,419	$ 1,247	$ 1,416	$ 725	$ 786

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN VIRGINIA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 128
Expense Example, No Redemption, 3 Years	399
Expense Example, No Redemption, 5 Years	691
Expense Example, No Redemption, 10 Years	$ 1,416

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.63% of the average value of its portfolio.

Portfolio Turnover, Rate	15.63%
FRANKLIN ARIZONA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN ARIZONA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN ARIZONA TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.09%	0.09%	0.08%	0.06%	0.09%
Expenses (as a percentage of Assets)	0.82%	0.67%	1.21%	0.54%	0.57%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN ARIZONA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 456	$ 441	$ 223	$ 55	$ 58
Expense Example, with Redemption, 3 Years	627	582	384	173	183
Expense Example, with Redemption, 5 Years	813	735	665	302	318
Expense Example, with Redemption, 10 Years	$ 1,350	$ 1,178	$ 1,357	$ 678	$ 713

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN ARIZONA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 123
Expense Example, No Redemption, 3 Years	384
Expense Example, No Redemption, 5 Years	665
Expense Example, No Redemption, 10 Years	$ 1,357

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.60% of the average value of its portfolio.

Portfolio Turnover, Rate	10.60%
FRANKLIN COLORADO TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN COLORADO TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN COLORADO TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.10%	0.10%	0.10%	0.06%	0.10%
Expenses (as a percentage of Assets)	0.85%	0.70%	1.25%	0.56%	0.60%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN COLORADO TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 459	$ 444	$ 227	$ 57	$ 61
Expense Example, with Redemption, 3 Years	637	591	396	179	192
Expense Example, with Redemption, 5 Years	829	750	686	312	335
Expense Example, with Redemption, 10 Years	$ 1,385	$ 1,213	$ 1,400	$ 701	$ 750

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN COLORADO TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 127
Expense Example, No Redemption, 3 Years	396
Expense Example, No Redemption, 5 Years	686
Expense Example, No Redemption, 10 Years	$ 1,400

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.97% of the average value of its portfolio.

Portfolio Turnover, Rate	13.97%
FRANKLIN CONNECTICUT TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN CONNECTICUT TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN CONNECTICUT TAX-FREE INCOME FUND		Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.59%	0.59%	0.59%	0.59%	0.59%
Distribution and Service (12b-1) Fees		0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.16%	0.16%	0.15%	0.12%	0.17%
Expenses (as a percentage of Assets)		1.00%	0.85%	1.39%	0.71%	0.76%
Fee Waiver or Reimbursement	[1]	(0.10%)	(0.10%)	(0.09%)	(0.09%)	(0.11%)
Net Expenses (as a percentage of Assets)		0.90%	0.75%	1.30%	0.62%	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination		June 30, 2026	June 30, 2026	June 30, 2026	June 30, 2026	June 30, 2026
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.65% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until June 30, 2026. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN CONNECTICUT TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 463	$ 449	$ 232	$ 63	$ 66
Expense Example, with Redemption, 3 Years	671	627	431	218	231
Expense Example, with Redemption, 5 Years	897	819	752	386	411
Expense Example, with Redemption, 10 Years	$ 1,544	$ 1,376	$ 1,555	$ 874	$ 932

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN CONNECTICUT TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 132
Expense Example, No Redemption, 3 Years	431
Expense Example, No Redemption, 5 Years	752
Expense Example, No Redemption, 10 Years	$ 1,555

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.35% of the average value of its portfolio.

Portfolio Turnover, Rate	12.35%
FRANKLIN MICHIGAN TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MICHIGAN TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MICHIGAN TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.49%	0.49%	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.09%	0.09%	0.08%	0.06%	0.09%
Expenses (as a percentage of Assets)	0.83%	0.68%	1.22%	0.55%	0.58%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MICHIGAN TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 457	$ 442	$ 224	$ 56	$ 59
Expense Example, with Redemption, 3 Years	630	585	387	176	186
Expense Example, with Redemption, 5 Years	818	740	670	307	323
Expense Example, with Redemption, 10 Years	$ 1,362	$ 1,191	$ 1,369	$ 689	$ 725

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MICHIGAN TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 124
Expense Example, No Redemption, 3 Years	387
Expense Example, No Redemption, 5 Years	670
Expense Example, No Redemption, 10 Years	$ 1,369

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.42% of the average value of its portfolio.

Portfolio Turnover, Rate	12.42%
FRANKLIN MINNESOTA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MINNESOTA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MINNESOTA TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.10%	0.10%	0.10%	0.06%	0.10%
Expenses (as a percentage of Assets)	0.83%	0.68%	1.23%	0.54%	0.58%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MINNESOTA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 457	$ 442	$ 225	$ 55	$ 59
Expense Example, with Redemption, 3 Years	630	585	390	173	186
Expense Example, with Redemption, 5 Years	818	740	675	302	323
Expense Example, with Redemption, 10 Years	$ 1,362	$ 1,191	$ 1,377	$ 678	$ 725

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MINNESOTA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 125
Expense Example, No Redemption, 3 Years	390
Expense Example, No Redemption, 5 Years	675
Expense Example, No Redemption, 10 Years	$ 1,377

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 4.25% of the average value of its portfolio.

Portfolio Turnover, Rate	4.25%
FRANKLIN OHIO TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN OHIO TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN OHIO TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.09%	0.09%	0.08%	0.06%	0.09%
Expenses (as a percentage of Assets)	0.81%	0.66%	1.20%	0.53%	0.56%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN OHIO TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 455	$ 440	$ 222	$ 54	$ 57
Expense Example, with Redemption, 3 Years	624	579	381	170	179
Expense Example, with Redemption, 5 Years	808	730	660	297	312
Expense Example, with Redemption, 10 Years	$ 1,340	$ 1,167	$ 1,346	$ 665	$ 701

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN OHIO TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 122
Expense Example, No Redemption, 3 Years	381
Expense Example, No Redemption, 5 Years	660
Expense Example, No Redemption, 10 Years	$ 1,346

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.17% of the average value of its portfolio.

Portfolio Turnover, Rate	13.17%
FRANKLIN OREGON TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN OREGON TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN OREGON TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.08%	0.08%	0.07%	0.05%	0.08%
Expenses (as a percentage of Assets)	0.81%	0.66%	1.20%	0.53%	0.56%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN OREGON TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 455	$ 440	$ 222	$ 54	$ 57
Expense Example, with Redemption, 3 Years	624	579	381	170	179
Expense Example, with Redemption, 5 Years	808	730	660	297	312
Expense Example, with Redemption, 10 Years	$ 1,340	$ 1,167	$ 1,346	$ 665	$ 701

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN OREGON TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 122
Expense Example, No Redemption, 3 Years	381
Expense Example, No Redemption, 5 Years	660
Expense Example, No Redemption, 10 Years	$ 1,346

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.31% of the average value of its portfolio.

Portfolio Turnover, Rate	11.31%
FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 133 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 58 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND	Class A		CLASS A1		CLASS C	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%		3.75%		0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	0.00%	[1]	1.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.25%	0.10%	0.65%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	0.10%	0.10%	0.09%	0.07%	0.10%
Expenses (as a percentage of Assets)	0.83%	0.68%	1.22%	0.55%	0.58%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND - USD ($)	Class A	CLASS A1	CLASS C	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 457	$ 442	$ 224	$ 56	$ 59
Expense Example, with Redemption, 3 Years	630	585	387	176	186
Expense Example, with Redemption, 5 Years	818	740	670	307	323
Expense Example, with Redemption, 10 Years	$ 1,362	$ 1,191	$ 1,369	$ 689	$ 725

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN PENNSYLVANIA TAX-FREE INCOME FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 124
Expense Example, No Redemption, 3 Years	387
Expense Example, No Redemption, 5 Years	670
Expense Example, No Redemption, 10 Years	$ 1,369

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.22% of the average value of its portfolio.

Portfolio Turnover, Rate	18.22%